Supplement to the Currently Effective Prospectus, Summary Prospectus and

Statement of Additional Information

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Transamerica Large Cap Value

Effective July 31, 2012, Transamerica Large Cap Value will change its name to Transamerica Large Company. All references in the Prospectus, Summary Prospectus and Statement of Additional Information are revised accordingly to reflect this change.

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Investors Should Retain this Supplement for Future Reference

May 24, 2012